Fair Value of Financial Assets and Liability - Marketable Securities (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017
Fair Value of Financial Assets and Liability
Amortized Cost	$ 93,286	$ 113,846
Gross Unrealized Losses	(221)	(141)
Fair Value	93,507	113,987
Corporate Debt Securities
Fair Value of Financial Assets and Liability
Amortized Cost	78,323	96,901
Gross Unrealized Losses	(205)	(128)
Fair Value	78,528	97,029
Government Funds
Fair Value of Financial Assets and Liability
Amortized Cost	14,963	16,945
Gross Unrealized Losses	(16)	(13)
Fair Value	$ 14,979	$ 16,958